Income Tax Expense - Summary of Income Tax Expense (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Major components of tax expense (income) [abstract]
Current income tax expense	₺ (683,059)	₺ (864,540)		₺ (1,931,842)
Deferred income tax income	5,358,950	3,649,805		1,031,503
Total income tax income/ (expense)	₺ 4,675,891	₺ 2,785,265	[1]	₺ (900,339)	[1]

[1]	Please refer to Note 2 (b) Restatement of financial statements during the hyperinflationary periods and Note 41 Discontinued operations